Dear Shareholder:

     We are pleased to present the Semi-Annual Report on The Florida TaxFree Funds. In the period since our April 30, 1995 Annual Report, the economy has shown signs of slowing, causing municipal bond prices to steadily increase, as investors anticipate lower interest rates.

      We at The Hough Group of Funds continue to believe that either or both of The Florida TaxFree Funds represent prudent investments for investors who seek to reduce their federal and Florida intangible tax liabilities.


The Florida TaxFree Money Market Fund
     Total net assets of the Fund continued to grow during the last six months to $114.3 million as of October 31, 1995. This compares with $105.6 million on April 30, 1995 and $83.3 million on October 31, 1994.

     The industry-respected firm of IBC/Donoghue compiles and reports mutual fund performance and statistics. We are pleased to report that, for the six month period ending October 31, 1995, The Florida TaxFree Money Market Fund has been consistently ranked by IBC/Donoghue in the top two out of seven Florida tax-free money market funds and the top twelve out of a total 360 tax- free money market funds tracked by that firm each month. Based on annualized expenses of .79%, had certain fees and expenses not been reimbursed by the Adviser, the yield and ranking would have been lower. Past performance, however, is no guarantee of future results.

     The 7 day average yield of the Fund was 3.72% as of October
31, 1995. For investors in the 36% federal tax bracket who have Florida intangible assets of $200,000 or more, the tax equivalent yield was 6.01%.


The Florida TaxFree ShortTerm Fund
     As of October 31, 1995, total net assets for the Fund were $13.3 million, compared with assets of $11.1 million on April 30, 1995. The portfolio had a dollar-weighted average maturity of 2.46 years and a 30 day SEC yield of 3.87% on October 31, 1995. This yield equates to a tax equivalent yield of 6.25% for a Floridian in the 36% federal tax bracket with Florida intangible assets of $200,000 or more.

     The Florida TaxFree ShortTerm Fund is a variable net asset value mutual fund, and therefore the value of shares fluctuates with the movements of the short-term municipal bond market. The net asset value per share was $10.02 on October 31, 1995, compared with $9.89 on April 30, 1995 and $9.79 on October 31, 1994, contributing to a 6.84% cumulative total return on the Fund for the year ended October 31, 1995. The cumulative total return is based on changes in the net asset value per share over a given period and adjusted for dividends paid during that same period. The Fund paid dividends of 21 cents per share for the six month period ending October 31, 1995 and 42 cents per share for the year then ended.

     The cumulative total return on the Fund since its inception November 22, 1993 through October 31, 1995 was 8.55%. This represents a return of 4.41% on an annualized basis. Another way of illustrating this return since inception would be that $10,000 invested on November 22, 1993 would have grown to $10,854.50 on October 31, 1995.


The Florida Intangible Tax
     The Florida intangible tax is assessed against intangible assets such as stocks, bonds, and mutual funds as of January 1 each year.

     Each of The Florida TaxFree Funds will ordinarily invest at least 65% of its assets in Florida obligations. While state-specific tax-free funds can invest up to 35% in out-of-state issues, your Funds' portfolio management committee intends to keep the Funds fully invested in Florida issues at the times appropriate to ensure that your investments in the Funds remain completely exempt from the Florida intangible tax.

     We appreciate your investment in The Florida TaxFree Funds and urge you to contact us at 1-800-557-7555 whenever we can be of assistance.

                                   Sincerely,



                                   W. Robb Hough, Jr.
                                   President
                         The Hough Group of Funds







Variable Rate Demand Notes (57%)        Principal Amount        Value

Alachua County, FL, Hospital RB,
(Retirement Village), 3.75%, 01/01/21,
Kredietbank, N.V., LOC                 1,400,000   1,400,000

Brevard County, FL HFA, Housing RB,
(EKS, Inc.), 3.70%,01/01/15,
Citibank, N.A., LOC                          500,000        500,000

Broward County, FL HFA, Housing RB,
(Quiet Creek Apts. Project),4.15%,
02/01/05, John Hancock Mutual
Life Ins., Gty                               500,000        500,000

Broward County, FL HFA, Housing RB,
(Lake Park Associates),4.00%, 12/01/10,
Society National Bank, LOC                1,000,000    1,000,000

Broward County, FL HFA, Housing RB,
(Fisherman's Landing Project), 4.00%,
11/01/07, Continental Casualty, Gty          2,000,000   2,000,000

Broward County, FL IDA, Industrial
Development RB, (Pavermodule Inc),4.15%,
09/01/04, NationsBank of GA, NA, LOC          460,000  460,000

Burnsville, MN, IDB, (Kinder Care
Learning Centers), Series C, 4.25%,
02/01/01,The Toronto-Dominion Bank, LOC   350,000 350,000

Clay County, FL Development Auth, IDB,
(Carlisle Corp.), 4.10%, 08/01/04, Trust
Company Bank, LOC                             1,000,000  1,000,000

Collier County, FL HFA, Housing RB,
(River Reach), 3.90%,12/01/15, Morgan
Guaranty Trust Co., LOC                      1,600,000   1,600,000

Collier County, FL IDA, Water and Sewer
RB, (Marco Island Utilities Project),
4.10%, 08/01/12, Sun Bank, N.A., LOC           900,000  900,000

Dade County, FL IDA, Pollution Ctrl RB,
(Florida Power & Light), 3.90%, 06/01/21       500,000  500,000

Dade County, FL IDA, Solid Waste RB,
(Montenay-Dade Ltd), 4.15%,12/01/10,
Banque Paribas, LOC                          1,000,000   1,000,000

Dade County, FL HFA, Housing RB, (Star
Creek Apartments), Series 3, 4.00%,
06/01/05, First Union National Bank of
Florida, LOC                                 1,000,000   1,000,000

Dade County, FL HFA, Housing RB,
(Kendall Court Apartments),Series 4,
4.00%, 06/01/15, First Union National
Bank of Florida, LOC                              1,000,000   1,000,000

Dade County, FL, Solid Waste RB,
(Montenay-Dade Ltd), 4.15%, 12/01/13,
Banque Paribas, LOC                          3,200,000   3,200,000

Dade County, FL, Water & Sewer RB, 3.90%,
10/05/22, FGIC-Credit Provider, Industrial
Bank of Japan-Liq Provider, SBPA             1,400,000   1,400,000

Dade County, FL Health Facilities Auth,
Hospital RB, (Miami Children's Hospital),
4.20%, 09/01/20, Barnett Bank of South FL,
LOC                                                 800,000  800,000

Dade County, FL IDA, IDB, (Dolphins
Stadium), Series A, 3.80%,01/01/16,
Citibank, N.A. & Hongkong & Shanghai
Banking Corp., LOC                                425,000    425,000

Dade County, FL IDA, IDB, (Jay W. Lotspeich
Project), 4.15%, 12/01/06, Dai-Ichi Kangyo
Bank Ltd.,LOC                                     650,000    650,000

Dade County, FL IDA, Industrial Development
RB, (Pot Co.),4.15%, 12/01/06, Dai-Ichi
Kangyo Bank, Ltd., LOC                            450,000    450,000

Dade County, FL IDA, IDB, (Schneider & Reiff
Project), 4.15%, 12/01/06, Dai-Ichi Kangyo
Bank Ltd., LOC                                    100,000    100,000

Dade County, FL IDA, IDB, (Arlington Sales),
4.15%, 06/01/08, ABN-AMRO Bank, N.V., LOC          95,000     95,000


Dade County, FL IDA, IDB, (Dynacolor Graphics
Project), 4.15%, 06/01/99, ABN-AMRO Bank,
N.V., LOC                                         605,000    605,000

Dade County, FL HFA, Housing RB, (Bermuda
Villas), 4.15%, 02/01/05, John Hancock Mutual
Life Ins., Gty                                    500,000    500,000

Dade County, FL HFA, Housing RB, (Mayan Tower
& Villas Project), 4.15%, 02/01/05, John
Hancock Mutual Life Ins., Gty                     500,000    500,000

Darien, IL, IDB, (Kinder Care Learning
Centers), Series C, 4.25%, 02/01/01, The
Toronto-Dominion Bank, LOC                        350,000    350,000

DeKalb, IL, IDB, (Kinder Care Learning
Centers), Series C, 4.25%, 02/01/01, The
Toronto-Dominion Bank, LOC                        500,000    500,000

Escambia County, FL Health Facilities Auth,
(Florida Convalescent Ctrs Program), 4.05%,
01/01/11, The Toronto Dominion Bank, LOC          300,000    300,000

Eustis, FL Health Facilities Auth, Hospital
RB, (Waterman Medical Center), 3.85%,
12/01/15, Banque Paribas, LOC                5,500,000   5,500,000

Eustis, FL Health Facilities Auth, Hospital
RB, (Waterman Medical Center), 3.90%,
11/15/15, Banque Paribas, LOC                2,700,000   2,700,000

Florida HFA, Housing RB, (Clear Lake),
Series D, 4.00%, 12/01/09, Continental
Casualty, Gty                                1,000,000   1,000,000

Florida HFA, Housing RB, (Parrot's Landing
Project), 1985 Series AA, 3.90%, 06/15/25,
FNMA Collateralized                          1,500,000   1,500,000

Florida HFA, Housing RB, (Sun Point Cove Apts
Project), 1985 Series XX, 3.90%,  06/15/25,
FNMA Collateralized                          1,500,000   1,500,000

Florida HFA, Housing RB, (Monterey Lake
Project), 1991 Series E,4.10%, 10/01/02,
Continental Casualty, Gty                    2,000,000   2,000,000

Florida HFA, Housing RB, (Buena Vista),
Series MM, 4.15%, 11/01/07, New England
Mutual Life Ins., Gty                        1,000,000   1,000,000

Florida HFA, Housing RB, (River Oaks Apt.
Project), Series TT, 4.00%, 12/01/07,
Citibank N.A., LOC                             500,000  500,000

Florida HFA, Housing RB, (Blairstone),Series
VV, 4.00%,12/01/07, Citibank, N.A., LOC 1,000,000   1,000,000

Florida HFA, Housing RB, (Cypress Lake
Project), Series WW, 3.90%, 12/01/07,Citi
bank, N.A., LOC                                        300,000    300,000

Florida HFA, Housing RB, (Monterey Meadows
Apts.), 3.90%,12/01/08, Citibank, N.A., LOC  500,000    500,000

Florida HFA, Housing RB, (Huntington Place
Project), 4.05%, 12/01/08, The Sumitomo Bank,
Ltd., LOC                                         500,000    500,000

Florida HFA, Housing RB, (Hampton Lakes),
Series U, 4.15%, 07/01/08,  CT General Life
Ins., Gty                                         500,000    500,000

Florida HFA, Housing RB, (Heritage Place II),
Series B, 4.25%, 12/01/08, Lincoln  National
Corp., Gty                                             500,000    500,000

Florida HFA, Housing RB, (Town Colony),
Series EE, 4.15%, 09/01/08, CT General Life
Ins., Gty                                     1,000,000  1,000,000

Hillsborough County, FL, Pollution Ctrl RB,
(Reynolds Metals Company), 3.85%, 12/01/15,
National Westminster Bank, PLC, LOC               500,000    500,000

Hillsborough County, FL IDA, Pollution Ctrl
RB, (Tampa Electric Co.), 4.00%, 11/01/20         600,000    600,000

Hillsborough County, FL IDA, IDB, (Seri-
graphic Arts, Inc.), 4.15%, 09/01/07,
Dai-Ichi Kangyo Bank Ltd., LOC                    600,000    600,000

Hillsborough County, FL IDA, Industrial
Development RB, (Leslie Controls Inc.),
4.10%, 08/01/19, First Union National
Bank of NC, LOC                                   1,000,000   1,000,000

Jackson County, FL, Industrial RB, (UniMac
Co. Project), 4.15%, 06/01/08,  ABN-AMRO
Bank, N.V., LOC                                        400,000   400,000

Jacksonville, FL Health Facilities Auth,
Hospital RB, (River Garden/The Coves),
4.00%, 08/01/19, First Union National
Bank of NC, LOC                                        500,000   500,000


Jacksonville, FL, IDB, (Columbia Paving
Inc.), 4.00, 09/01/07, Dai-Ichi Kangyo Bank
Ltd., LOC                                         700,000   700,000

Jacksonville, FL IDB, (Coastal Industries
Inc), 4.15%, 08/01/08, ABN-AMRO Bank,
N.V., LOC                                         575,000   575,000

Lake County, FL IDA, IDB, (Novelty Crystal
Corp.), 4.15%, 03/01/09, ABN-AMRO
Bank, N.V., LOC                                        400,000   400,000

Lake County, FL IDA, IDB, (Novelty Crystal
Corp.), 4.20%, 06/01/12, Barnett Bank,
N.A., LOC                                         240,000   240,000

Lee County, FL HFA, Housing RB, (Forestwood
Apts. Project), Series 1995A, 3.90%,
06/15/25, FNMA Collateralized               1,500,000   1,500,000

Manatee County, FL, Pollution Ctrl RB,
(Florida Power & Light), 4.00%, 09/01/24       800,000  800,000

Martin County, FL, Pollution Ctrl RB,
(Florida Power & Light), 4.00%,
09/01/24                                       600,000  600,000

Martin County, FL, Solid Waste RB, (Florida
Power & Light), 4.00%, 01/01/27              450,000        450,000

Monroe County, FL IDA, IDB, (Beverly
Enterprises), 3.90%, 06/01/10, Morgan
Guaranty Trust Co., LOC                      490,000        490,000

Orange County, FL HFA, Housing RB, (Sutton
Place Ltd), Series B, 3.90%, 10/01/08,
NationsBank, N.A., LOC                       400,000        400,000

Palm Bay, FL, IDB, (Accudyne Corporation
Project), Series 1995, 4.20%, 07/01/20,
First Union National Bank of NC, LOC       1,500,000    1,500,000

Palm Beach County, FL, IDB, (Florida Conva-
lescent Centers), 4.25%, 11/01/11, SunBank,
N.A., LOC                                     500,000   500,000

Palm Beach County, FL, IDB, (Palm Beach
Jewish Comm Ctr), 3.95%, 05/01/02, SunBank,
N.A., LOC                                     400,000   400,000

Pinellas County, FL HFA, Housing RB, (Lynn
Lake II), 4.00%, 07/01/11, NationsBank of
Georgia, N.A., LOC                           1,200,000   1,200,000

Pinellas County, FL HFA, Housing RB, (Fox-
bridge Apts Project), Series 1995 A, 3.90%,
06/15/25, FNMA Collateralized                  500,000  500,000

Pinellas County, FL, Health Facilities Auth,
Hospital RB, (Bayfront Medical Center, Inc.),
3.90%, 06/01/09 FGIC Insured, Barnett Bank,
of S. FL, N.A. - Liquidity Provider, SBPA      500,000  500,000

Polk County, FL IDA, IDB, (Protel Inc.
Project), 4.15%, 09/01/07, Dai-Ichi Kangyo
Bank, Ltd., LOC                                     450,000  450,000

Putnam County, FL Development Auth,
Pollution Ctrl RB, (Florida Power & Light), 4.00%, 09/01/24 580,000    580,000

Riviera Beach, FL, IDB, (Dade Paper & Bag
Co.), 4.00%, 08/01/01,ABN-AMRO Bank, N.V, LOC     575,000    575,000

St. Johns County, FL, Hospital RB,
(Flagler Hospital), 3.90%, 08/01/16,
Kredietbank, N.V., LOC                            700,000    700,000

St. Lucie County, FL, IDB, (Florida
Convalescent Center Project), 3.85%,
1/01/11, The Toronto-Dominion Bank, LOC      400,000    400,000

Southeast Volusia, FL Hospital District,
Hospital RB, (Bert Fish Medical Center),
4.00%, 05/01/22, SouthTrust Bank, LOC        1,000,000   1,000,000

Sumter County, FL IDA, IDB, (Great
Southern Wood, FL, Inc.), 4.20%, 04/01/05,
SouthTrust Bank, LOC                                   700,000    700,000

Tamarac, FL, IDB, (Tampa Bay Business Center,
Inc. Project),4.20%, 08/01/15, NationsBank
of FL, N.A., LOC                                  1,000,000   1,000,000

Virginia State Housing Development Auth,
Housing RB, (AHC Service Corp), 4.05%,
09/01/17, Mitsubishi Trust & Banking
Corp, LOC                                       500,000     500,000

Volusia County, FL Health Facilities Auth,
Hospital RB,(Southwest Volusia Healthcare
Corp), 3.85%, 11/15/23, First Union
National Bank of NC, LOC                     1,300,000   1,300,000

Volusia County, FL IDA, IDB, (Southern
States Utilities Inc.), 4.10%, 06/01/14,
Sun Bank, N.A., LOC                          1,000,000   1,000,000

Volusia County, FL IDA, IDB, (RS Displays,
Inc.), 4.15%, 06/01/09, ABN-AMRO Bank,
N.V., LOC                                       850,000    850,000

Total Variable Rate Demand Notes* (Cost $66,495,000)
$66,495,000

* These securities have maturities greater than one year but are redeemable upon demand.  For purposes of calculating the Fund's weighted average maturity, the length to maturity of these
investments is considered to be the greater of the period until the interest rate is adjusted or until the principal can be
recovered by demand.                                                  Principal
Municipal Bonds (43%)                        Amount         Value

Broward County, FL, Rfdg RB, 7.875%,
07/01/96, Pre-refunded @ 102                  50,000        52,269

Broward County, FL, GO Bond, Series C,
4.75%, 01/01/96                                   200,000        200,143

Broward County, FL Health Facilities Auth,
Hospital RB, (Holy Cross Hospital),  9.00%,
12/01/95, Pre-refunded @ 102                  55,000        56,272

Broward County, FL School Board, Certifi-
cates of Participation, Series A, 6.45%,
07/01/96, MBIA Insured                       150,000        152,030

Broward County, FL School District,
Revenue Anticipation Notes,4.50%,
4/29/96                                        2,000,000       2,008,112

Chicago, IL, General Obligation Tender
Notes, Series 1995A, 4.60%, 10/31/95,
Morgan Guaranty Trust Co., LOC,
Mandatory Tender @ 100                    1,000,000       1,000,000

Clermont County, OH, Econ Development
Rfdg RB, (John Q. Hammans Project-
Clermont Hills) 4.80%, 11/01/95, Optional
Tender @ 100, Fifth Third Bank, LOC          395,000        395,000

Cobb County & Marietta, GA Water Auth,
Water & Sewer RB, 9.25%, 11/01/95,
Pre-refunded @ 102                                25,000     25,500


Cook County, IL, GO Bond, Series B, 4.20%,
11/15/95, FGIC Insured                            100,000    100,003

Dade County, FL, Special Obligations,
(Miami Beach ConventionCenter), Series A,
7.50%, 12/01/95, FGIC Insured                1,000,000   1,002,299

Escambia County, FL, Tax Increment Bond,
Series A, 6.70%, 01/01/96, FGIC   Insured         25,000      25,076

Escambia County, FL Utilities Auth,
Electric Util RB, Series A,9.60%, 01/01/96,
Pre-refunded @ 102                           1,000,000   1,029,255

Florida HFA, Homeowner Mortgage & RB, 1995
Series 1A, 3.85%, 07/01/96                        140,000    140,000

Florida Local Government Financing Comm,
GO Bond, Commercial Paper, 3.75%, 11/16/95,
First Union National Bank of Florida, LOC         500,000    500,000

Florida, State of, Pollution Ctrl RB, Series
J, 5.70%, 07/01/96                                50,000      50,499

Florida, State of, Pollution Ctrl Rfdg RB,
Series W, 6.80%, 07/01/96                         75,000      76,307

Florida State Board of Education, GO Bond,
Series A, 6.25%, 01/01/96                         95,000      95,258

Florida State Board of Education, GO Bond,
Series 1988, 7.50%, 06/01/96, Pre-refunded
@ 102                                                  80,000      83,188

Florida State Board of Education, GO Bond,
Series B, 5.80%, 06/01/96                     2,100,000  2,124,945

Florida State Board of Education, GO Bond,
Series B, 5.625%, 06/01/96                        600,000    605,504

Florida State Board of Education, GO Bond,
Series B, 5.30%, 06/01/96                    1,320,000   1,330,788

Florida State Board of Education, GO Bond,
Series A, 5.00%, 06/01/96                    1,065,000   1,071,612

Florida State Board of Education, GO Bond,
Series B, 5.00%, 06/01/96                    1,000,000   1,007,626

Florida State Board of Education, Capital
Outlay Rfdg GO Bond, Series C, 5.125%,
06/01/96                                     1,000,000   1,007,953

Florida State Division of Bond Finance,
Dept of General Services, Refunding RB,
(Save Our Coast), Dept of Natural Resources,
6.80%, 07/01/96,Pre-refunded @ 102           150,000    155,775

Florida Municipal Power Agency, Electric
Util RB, (Stanton Project), 4.05%, 10/01/96,
MBIA Insured                                      50,000      50,776

Florida Municipal Power Agency, Commercial
Paper, Pooled Loan Project, 3.50%, 12/05/95,
First Union National Bank of NC, LOC              400,000    400,000

Fort Myers, FL, Public Improv RB, Series C,
5.00%, 06/01/96, AMBAC Insured                    160,000    160,812

Gainesville, FL, Electric Util RB, Commercial
Paper, (Utility System C), 3.50%, 11/09/95   1,051,000 1,051,000

Greater Orlando Aviation Auth, Airport RB,
Series B, Commercial Paper, 3.85%, 11/03/95,
Morgan Guaranty Trust Co.,
Liquidity Provider                          1,000,000  1,000,000

Greater Orlando Aviation Auth, Airport RB,
Series B, Commercial Paper, 3.90%, 11/27/95,
Morgan Guaranty Trust Co., Liquidity
Provider                                 1,000,000       1,000,000


Greater Orlando Aviation Auth, Airport
RB, Series B, Commercial Paper, 3.90%,
11/28/95, Morgan Guaranty Trust Co.,
Liquidity Provider                        1,000,000       1,000,000


Harris County, TX, Transportation RB,
Series 84-C, 9.00%, 12/01/95, Escrowed
to Maturity                                       50,000           50,180

Hawaii, State of, GO Bond, Series BD,
8.00%, 11/01/95, Pre-refunded @ 101.50  1,400,000   1,421,000

Hernando County, FL School District, GO
Bond, 6.60%, 08/01/96, Pre-refunded @ 102         25,000      25,920


Hillsborough County, FL Port District, Port
RB, 4.45%, 06/01/96, FSA Insured                  150,000    150,000

Hillsborough County, FL, Public Improv RB,
Capital Improvement Program, Sub Series 2,
8.20%, 02/01/96, Pre-refunded @ 102               550,000    565,417

Hillsborough County, FL, Public Improv RB,
Capital Improvement Program, BMTF, Mode A
Sub Series 2, 7.70%, 02/01/96,
Pre-refunded @ 102                           1,000,000   1,028,711

Hillsborough County, FL School Board,
Municipal Lease Obligation, (Master Lease
Program), 3.80%, 07/01/96, AMBAC Insured     1,375,000   1,375,436

Indian River County, FL School District,
Tax Anticipation Notes, 4.00%, 06/30/96   500,000 500,937

Jacksonville, FL Electric Auth, Electric
Util RB, Commercial Paper, 3.70%, 12/04/95,
Morgan Guaranty Trust Co., LOC               2,000,000   2,000,000

Lake County, FL, Sales Tax RB, 7.40%,
12/01/95, Pre-refunded @ 102                      25,000      25,538

Lee County, FL, Road Improvement Rfdg RB,
3.85%, 10/01/96, FGIC Insured                   350,000      350,035

Martin County, FL School District, Tax
Anticipation Notes, 4.25%, 06/08/96          1,000,000   1,002,314

Miami, FL, Tax Anticipation Notes, 4.50%,
09/27/96                                     1,000,000   1,006,095

Monroe County, FL School District, Tax
Anticipation Notes, 4.00%, 06/05/96          1,250,000   1,250,000

North Broward, FL, Hospital RB, 7.60%,
01/01/96, Pre-refunded @ 103                   45,000    46,493

North Broward, FL, Hospital RB, 8.00%,
01/01/96, Pre-refunded @ 103                      50,000      51,724

Orange County, FL, Public Improv RB,
Series B, 4.20%, 10/01/96, AMBAC Insured       485,000  486,591

Orange County, FL School District, Revenue
Anticipation Notes, Series 1995, 4.50%,
6/25/96                                           1,500,000   1,507,957

Orange County, FL School District, Tax
Anticipation Notes, Series 1995, 4.50%,
10/16/96                                     1,000,000   1,006,445

Orange County, FL, GO Bond, Commercial
Paper, 3.45%, 11/06/95, NationsBank,
N.A., IRC                                         400,000    400,000

Orange County, FL HFA, Multifamily Housing
RB, (Oakwood Project), 4.20%, 10/01/96,Fleet
Bank, N.A., LOC, Mandatory Tender @ 100      600,000    600,000

Orange County, FL HFA, Housing RB,
(Sunlake Apartments), 4.50%, 11/01/95,
Dai-Ichi Kangyo Bank, Ltd., LOC,
Mandatory Tender @ 100                       1,000,000   1,000,000

Orlando FL, Water & Sewer RB, Commercial
Paper, 3.80%, 12/01/95, Union Bank of
Switzerland, LOC                                  1,500,000   1,500,000

Orlando FL, Water & Sewer RB, Commercial
Paper, 3.60%, 11/08/95, Union Bank
of Switzerland, LOC                            900,000  900,000

Osceola County, FL School Board, Master
Lease Certificates of Participation,
3.75%, 06/01/96, AMBAC Insured                    500,000    500,000

Palm Beach County, FL, Criminal Justice
Facilities RB, 6.50%, 06/01/96, FGIC Insured 150,000    151,908

Palm Beach County, FL Public Building Corp,
Public Improv RB, 7.10% Escrowed to Maturity 200,000   203,030

Palm Beach County, FL, GO Bond, 4.90%,
01/01/96, AMBAC Insured                           500,000    500,000

Palm Beach County, FL School District, Tax
Anticipation Notes, Series 1995, 4.50%,
09/27/96                                     1,655,000   1,664,452

Pennsylvania State Higher Education
Facilities Auth, Higher Education RB,
(Drexel University, 1st Series), 7.70%,
11/01/95, Pre-refunded @ 102                      50,000      51,000

Pinellas County, FL, Water & Sewer RB,
Series 1995, 4.50%, 10/01/96, AMBAC
Insured                                           1,000,000   1,006,520

Putnam County, FL Development Auth, Pollu-
tion Ctrl RB, (Seminole Electric Cooperative,
Inc.), Series D, 3.40%, 12/15/95, National
Rural Utilities Cooperative Finance
Corporation, Gty, Mandatory Tender @ 100     1,500,000   1,500,000

Putnam County, FL Development Auth, Pollution
Ctrl RB, (Seminole Electric Cooperative,
Inc.), Series H-3, 3.75%, 03/15/96, National
Rural Utilities Cooperative Finance
Corporation, Gty, Mandatory Tender @ 100     1,000,000   1,000,000

Regional Transportation Auth, IL, Transpor-
tation RB, Series A, 5.25%, 11/01/95,
FGIC Insured                                      50,000      50,000

St. Lucie County, FL, Commercial Paper,
(Florida Power & Light), 4.20%, 12/07/95     1,000,000   1,000,000

Sarasota County, FL Public Hosp, Commercial
Paper, Series A, (Sarasota Memorial
Hospital),3.60%, 12/08/95, The Sumitomo
Bank, Ltd., LOC                                        345,000    345,000

Sarasota County, FL Public Hosp, Commercial
Paper, Series B, (Sarasota Memorial
Hospital), 3.75%, 12/05/95, The Sumitomo
Bank, Ltd., LOC                                   1,000,000   1,000,000

Sarasota County, FL Public Hosp, Commercial
Paper, Series C, (Sarasota Memorial
Hospital), 4.00%, 01/05/96, Union
Bank of Switzerland, LOC                     300,000        300,000

St. Petersburg, FL, Util Tax RB, 7.10%,
06/01/96, Pre-refunded @102                  1,000,000   1,038,610

Sunshine State Gov Fin Comm, Commercial
Paper, 3.70%, 12/01/95, LOC: Union Bank
of Switzerland, National Westminster Bank,
PLC, Morgan Guaranty Trust Co.               2,000,000   2,000,000

Tulsa County, OK Industrial Auth, Hospital
RB, (Laureate Psychiatric Clinic), 6.60%,
12/15/95, Escrowed to Maturity                 100,000  100,297

Utah State Board of Regents, Student Loan
RB, 4.45%, 11/01/95, AMBAC Insured           155,000    155,000

Virginia Housing Development Auth, Housing
RB, (Commonwealth Mortgage Bonds, Series D,
Subseries D-STEM-1 3.55%, 11/16/95,
Mandatory Tender@ 100                        1,000,000   1,000,000


Total Municipal Bonds  (Cost $50,774,612)
$50,774,612


Total Investments (100%) (Cost $117,269,112)
$117,269,612


Summary of Ratings:
     AAA/Equivalent                          91%
     AA/Equivalent                            9%
     Average Portfolio Maturity:         62 Days
     7 Day Average Yield:                         3.72%
     Portion of portfolio subject to the
     Federal Alternative Minimum Tax:        18.75%







                                                       Principal
Variable Rate Demand Notes (5%)                   Amount       Value

Hillsborough County, FL IDA, Pollution Ctrl
RB, (Tampa Electric Co.), 4.00%, 11/01/20         100,000    100,000

Martin County, FL, Pollution Ctrl RB,
(Florida Power & Light), 4.05%, 01/01/27          400,000    400,000

St. Lucie County, FL, Pollution Ctrl RB,
(Florida Power & Light), 3.80%, 01/01/27          200,000   200,000

                                                            $700,000

Total Variable Rate Demand Notes* (Cost $700,000)

* These securities have maturities greater than one year but are redeemable upon demand. For purposes of calculating the Fund's weighted average maturity, the length to maturity of these investments is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.





                                                       Principal
Municipal Bonds (95%)                             Amount       Value

Alachua County, FL Health Facilities Auth,
Hospital RB, (Shands Hospital at the
University of FL), 6.00%, 12/01/97,
MBIA Insured                                      150,000    156,552

Bradenton, FL, Special Obligation Bond,
9.00%, 10/01/97, Escrowed to Maturity             150,000    164,543


Broward County, FL Health Facilities Auth,
Hospital RB, (Holy Cross Hospital), 9.00%,
12/01/95, Pre-refunded @ 102                      55,000      56,335

Broward County, FL HFA, Single Family
Mortgage RB, 6.80%, 09/01/96, GNMA
Collateralized                                         70,000      71,383

Broward County, FL, Water & Sewer RB,
Zero Coupon, 10/01/99, AMBAC Insured              50,000      42,245

Cape Coral, FL, Water and Sewer Rfdg RB,
7.10%, 02//15/98, Pre-refunded @ 100.50      10,000      10,251

Cape Coral, FL, Water and Sewer Rfdg RB,
4.00%, 01/01/97, FGIC Insured                     65,000      65,211

Clearwater, FL, Public Service Tax & Bridge
RB, 8.75%, 12/01/98, MBIA Insured                 100,000    102,382

Clearwater, FL, Water & Sewer RB, Series B,
6.75%, 12/01/98, Pre-refunded @ 103.50       50,000      55,362

Collier County, FL School Board, Municipal
Lease Obligation, Certificate of Parti-
cipation, 4.00%, 02/15/99, FSA Insured       100,000     99,507

Dade County, FL, Pub Improv RB, 6.90%,
06/01/98, FGIC Insured                            100,000    107,148

Dade County, FL, GO Bond, 7.40%, 07/01/97
75,000
75,744


Dade County, FL, GO Bond, Series G, 5.50%,
07/01/99                                          250,000    255,455

Dade County, FL Aviation Auth, Airport RB,
Series R, 7.125%, 10/01/99                        210,000    217,753

Dade County, FL Aviation Auth, Airport RB,
Series R, 7.20%, 10/01/00                         250,000    260,013

Dade County, FL Aviation Auth, Airport RB,
Series D, 4.00%, 10/01/96,AMBAC Insured      100,000    100,230

Dade County, FL Education Facilities Auth,
Higher Ed RB, (St. Thomas Univ), 7.125%,
01/01/00, Escrowed to Maturity                    40,000      43,700

Dade County, FL Health Facilities Auth,
Hospital RB, (Baptist Hospital Miami
Project), 4.00%, 05/15/97, MBIA Insured      65,000      65,134

Dade County, FL, Guaranteed Entitlement
Spl Assmt Bonds, Series B, Zero Coupon,
02/01/00, MBIA Insured                            250,000    207,265

Dade County, FL HFA, Single Family Mortgage
RB, Series B, 7.50%, 03/01/99, GNMA
Collateralized                                    10,000      10,345

Dade County, FL, Water & Sewer RB, 4.75%,
10/01/99, FGIC Insured                            100,000    101,893

Duval County, FL HFA, Single Family
Mortgage RB, 7.80%, 12/01/98, GNMA
Collateralized                                    25,000      25,992

Escambia County, FL HFA, Housing RB,
(Alpine Village Project), 4.20%, 10/01/97,
Harbor Fed S&L Assn., Collateralized LOC,
Mandatory Tender @ 100                            100,000    100,000


Escambia County, FL, Pub Improv RB,
4.25%, 01/01/97                                        110,000    109,685

Escambia County, FL, Pub Improv RB,
4.75%, 01/01/99                                        220,000    220,627

Escambia County, FL School Board
Municipal Lease Obligation, Certificate
of Participation, 5.80%, 02/01/00, FSA
Insured                                                50,000      52,963

Florida HFA, Housing RB, Single Family
Mortgage RB, Series A, 5.70%, 01/01/01,
GNMA Collateralized                               100,000    104,068

Florida HFA, Housing RB, Series 1983F,
5.35%, 06/01/99, Connecticut General
Life Ins., Gty, Mandatory Tender @ 100       250,000    254,763

Florida HFA, Homeowner Mortgage & RB,
1995 Series 1B, 4.75%,07/01/01                    120,000    120,169

Florida HFA, Housing RB, (Lake Carlton
Arms), 7.375%, 12/01/99,National Life
Ins. Co., Gty, Mandatory Tender @ 100             65,000      66,471

Florida HFA, Housing RB, (Crossings
Project), 6.625%, 02/01/97,Connecticut
General Life Ins, Gty, Mandatory Tender
@ 100                                                  55,000      56,654

Florida State Board of Education, GO Bond,
Series A, Zero Coupon, 06/01/00,
Pre-refunded @ 37.658                             100,000     30,886

Florida State Board of Education, GO Bond,
6.10%, 06/01/00                                         25,000     26,223


Florida State Board of Education, GO Bond,
Series A, 7.25%, 06/01/00,Pre-refunded @102  200,000    227,230

Florida State Board of Education, GO Bond,
Series C, 5.90%,05/01/00, Escrowed to
Maturity                                          25,000      25,563

Florida State Board of Education, GO Bond,
Series B1, 7.875%, 06/01/98,Pre-refunded
@ 102                                                  100,000    110,974

Florida State Board of Education, GO Bond,
Series C, 5.125%,06/01/00                         200,000    207,508

Florida State Department of General Services,
Division of Facilities Management, (FL
Facilities Pool), Series B, 4.70%, 09/01/01,
AMBAC Insured                                     200,000    203,768

Florida State Department of General Services,
Division of Facilities Management, (FL
Facilities Pool), Series C, 4.50%, 09/01/00,
FSA Insured                                            100,000    101,164

Florida State Division of Bond Finance,
Department of General Services, GO Bond,
(Dept of Natural Resources-Preservation
2000), Series A, 5.80%, 07/01/01, MBIA
Insured                                                90,000      96,532

Florida State Division of Bond Finance,
Department of General Services, GO Bond,
(Department of Environmental Protection,
Save Our Coast), 4.30%, 07/01/99, AMBAC
Insured                                                100,000    100,332

Florida State Turnpike Auth, Transportation
RB, 7.50%, 07/01/01                               250,000    279,408


Florida State Turnpike Auth, Transportation
RB, 7.50%, 07/01/99, Pre-refunded @ 102      100,000    112,669

Florida State Turnpike Auth, Transportation
RB, 7.50%, 07/01/99, Pre-refunded @ 102       40,000     45,068

Florida State Department of Transportation
Turnpike Revenue Bonds, Transportation RB,
5.50%, 07/01/01, AMBAC Insured                    150,000 158,649

Ft. Myers, FL, Electric Utility Rfdg RB,
Series B, Zero Coupon, 10/01/99,
Pre-refunded @ 26.012                             40,000      8,800

Gainesville, FL Util System, Electric Util
RB, Series A, 5.90%, 10/01/00                     50,000     53,418

Hillsborough County, FL Aviation Auth,
Airport RB, (Tampa International Arpt),
Series A, 6.00%, 10/01/96                         100,000    101,627

Hillsborough County, FL Aviation Auth,
Airport RB, (Tampa International Arpt),
6.30%, 10/01/00, FGIC Insured                     75,000      81,408

Hillsborough County, FL, Pub Improv RB,
(County Center Project), Second Series,
6.00%, 07/01/00                                        100,000    107,156

Hillsborough County, FL IDA, IDB, (Univer-
sityComm Hosp, Inc.), 4.75%, 08/15/98,
MBIA Insured                                      100,000    101,429

Hillsborough County, FL IDA, IDB,
(University Comm Hosp, Inc.), 4.85%,
08/15/99, MBIA Insured                            100,000    101,864

Hillsborough County, FL, Water & Sewer
RB, 8.20%, 02/01/96, Pre-refunded @ 102      100,000    103,054

Hillsborough County, FL School Board,
Certificates of Participation, 4.60%,
07/01/97, MBIA Insured                            100,000    100,987

Hillsborough County, FL, Solid Waste
& Res Recovery RB, 4.50%, 10/01/96,
MBIA Insured                                      100,000    100,606

Hillsborough County, FL, Solid Waste
& Res Recovery RB, 4.50%, 10/01/97,
MBIA Insured                                      100,000    100,967

Homestead, FL, Special Insurance, Spec
Assess Bond, (Hurricane Andrew), 4.20%,
03/01/96, Escrowed to Maturity                    5,000        5,017

Homestead, FL, Special Insurance, Spec
Assess Bond, (Hurricane Andrew), 4.20%,
03/01/96, MBIA Insured                            110,000    110,362

Jacksonville, FL Electric Auth, Electric
Util RB, (St. Johns River Power Park),
Series 3-B, 4.20%, 10/01/99                       100,000    100,320

Jacksonville, FL Electric Auth, Electric
Util RB, (St. John's River Power Park),
Issue 1, Series 2, 9.40%, 10/01/96           100,000    104,942

Jacksonville, FL Electric Auth, Electric
Util RB, Series Two 1987A-2, 6.80%,
10/01/97                                          100,000    105,377

Jacksonville, FL Electric Auth, Electric
Util RB, Series Two 1987A-1, 7.40%,
10/01/97                                          50,000     53,665

Jacksonville, FL Electric Auth, Electric
Util RB, 7.50%, 10/01/97, Pre-refunded
@ 101.50                                          100,000    107,897

Jacksonville, FL Electric Auth, Electric
Util RB, (St. Johns River Power Park),
Series 3-A, 6.50%, 04/01/97,
Pre-refunded @ 101.50                             50,000      52,455

Jacksonville, FL Health Facilities Auth,
Hospital RB, (Riverside Hospital), 7.25%,
10/01/98                                          30,000      31,826

Jacksonville, FL Health Facilities Auth,
Hospital RB, (St. Lukes Hospital
Association), 5.90%, 11/15/96                     100,000    102,148

Jacksonville, FL Port Auth, Airport RB,
7.00%, 10/01/96, AMBAC Insured                    80,000      82,274

Jacksonville, FL, Sales Tax RB, (River
City Renaissance Project), Series 1995,
6.00%, 10/01/00, FGIC Insured                     150,000    161,945

Kentucky State Property & Bldgs Commission,
Public Improv RB, (Project 26),
Second Series, 6.90%,12/01/95                     100,000    100,280

Kentucky State Property & Bldgs Commission,
Public Improv RB, (Project 34),
Second Series, 6.80%,12/01/95                     50,000      50,136

Key West, FL Util Board, Electric Util RB,
Zero Coupon (Step to9.75% on 10/01/96),
04/01/00, Pre-refunded @ 103                      200,000    227,560

Lakeland, FL Hospital System, Hospital RB,
(Lakeland Regional Med Cent), 4.10%,
11/15/95, FGIC Insured                            25,000      25,003

Lakeland, FL, Electric Util RB, (Lakeland,
FL Water), 6.45%, 10/01/96                        75,000      76,797

Largo, FL, Hospital RB, (SunCoast Hospital),
5.25%, 03/01/96                                        185,000    185,337

Lee County, FL School Board, Certificates
of Participation, .75%, 08/01/98, FSA
Insured                                                100,000   101,306

Lee County, FL School Board, Certificates
of Participation, 4.875%, 08/01/99, FSA
Insured                                                100,000    102,715

Lee County, FL Hospital Board, Hospital RB,
(Lee Memorial Hospital), 6.85%, 04/01/96,
BIG Insured                                            100,000    101,221

Lee County, FL Hospital Board, Hospital RB,
(Lee Memorial Hospital), 7.10%, 04/01/98,
BIG Insured                                            50,000      53,372

Leesburg, FL, Hospital RB, (Leesburg
Regional Medical Center), 4.30%, 07/01/96         105,000    104,892

Leon County, FL, Capital Improv RB,
8.10%, 10/01/96, Pre-refunded @ 102               30,000      31,732

Leon County, FL School District, GO Bond,
6.55%, 07/01/97, Pre-refunded @ 102               50,000      53,019

Levy County, FL School Board, Certificates
of Participation, Municipal Lease
Obligation, 5.00%, 07/01/00, Asset
Guaranty Insured                                       100,000    102,246

Martin County, FL, GO Bond, 6.50,%,
02/01/00, Pre-refunded @ 102                      50,000      54,980

Martin County, FL HFA, Hospital RB, (Martin
Memorial Hospital), Series A, 7.00%,
11/15/00, MBIA Insured                            75,000      84,049

Miami Beach, FL, GO Bond, 6.35%, 09/01/96,
Pre-refunded @ 102                                100,000    104,012

Miami Beach, FL Redevelopment Agcy, Tax
Increm RB, (City Center/Historic Conv
Village), 4.00%, 12/01/96                         150,000    149,460

Miami Beach, FL Redevelopment Agcy, Tax
Increm RB, (City Center/Historic Conv
Village), 4.20%, 12/01/97                         100,000     99,425

Miami Beach, FL, Water & Sewer RB, Series
1995, 4.20%, 09/01/96, FSA Insured           200,000    201,148

Miami, FL, GO Bond, 7.00%, 06/01/96, FGIC
Insured                                                 25,000     25,467

Miami, FL, GO Bond, 7.50%, 08/01/96               100,000    102,704

Miami, FL, Parking Facilities,
Transportation RB, 4.50%, 10/01/98           100,000    100,403

Nassau County, FL, Certificates of
Indebtedness, 5.50%, 12/01/95                     89,000      89,057

Nassau County, FL, Certificates of
Indebtedness, 5.50%, 12/01/96                     107,000    107,351


Okaloosa County, FL, Water & Sewer RB,
7.15%, 01/01/99, Pre-refunded @ 102               50,000      55,141

Okeechobee, FL Util Auth, Util Sys
Acquisition & Improvement RB,Series
1995,4.25%, 10/01/00, MBIA Insured           100,000    100,261

Orange County, FL Health Facilities Auth,
Hospital RB, (Adventist Health Systems/
Sunbelt Obligated Group), 4.40%, 11/15/97,
AMBAC Insured                                     100,000    101,048

Orange County, FL HFA, Single Family
Mortgage RB, 5.50%, 10/01/00,
GNMA/FNMA Collateralized                          100,000    103,649

Orange County, FL HFA, Housing RB, (Post
Lake (Orlando)), 7.50%, 01/01/98,
The Bank of Tokyo, Limited, LOC                   50,000      52,042

Orlando, FL Util Commission, Sub-Series C,
7.00%, 10/01/99, Pre-refunded @ 102               50,000      55,778

Orlando, FL Waste Water System, Solid
Waste RB, Series B, 7.50%, 10/01/96,
Pre-refunded @102                                 45,000      47,358

Orlando-Orange County Expressway Auth,
FL, Transportation RB, 7.50%,
07/01/96, Pre-refunded @ 102                      130,000    135,671

Orlando-Orange County Expressway Auth,
FL, Transportation RB, 7.25%,
07/01/96, Pre-refunded @ 102                      50,000      52,100

Orlando-Orange County Expressway Auth,
FL, Transportation RB, 4.50%,
07/01/99, FGIC Insured                            100,000    101,412

Palm Beach County, FL, Criminal Justice
Facilities RB, 6.60%, 06/01/97, FGIC
Insured                                                50,000      51,961

Palm Beach County, FL, Pub Improv RB,
7.25%, 10/01/96, Pre-refunded @ 102               50,000      52,508

Palm Beach County, FL Solid Waste Auth,
Solid Waste RB, 7.90%, 07/01/97                   100,000    105,904

Panama City - Bay County, FL, Airport RB,
4.25%, 10/01/99, MBIA Insured                     75,000      75,051

Pasco County, FL School Board, Certificates
of Participation,Series A, 5.25%,
08/01/96, FSA Insured                             25,000      25,337

Plantation, FL, Water & Sewer RB, Capital
Appreciation Series B, Zero Coupon,
03/01/97, MBIA Insured                            100,000     94,646

Port St. Lucie, FL, Sales Tax Revenue Notes,
Series 1995, 4.40%, 09/01/96                      250,000    250,535

Puerto Rico Housing Bank & Finance Agency,
Single Family Mortgage RB, 4.50%,12/01/98         85,000      84,178

Puerto Rico Telephone Auth, Pub Improv RB,
Series M, 4.30%, 01/01/98                         200,000    199,908

Punta Gorda, FL Health Facilities Auth,
Hospital RB, (Adventist Health/Sunbelt),
6.40%, 11/15/95, AMBAC Insured                    50,000      50,049


St. Johns County, FL IDA, Hospital RB,
(Flagler Hospital), 5.00%, 08/01/97               100,000    101,180

St. Johns County, FL, Water & Sewer RB,
Series A, 5.80%, 06/01/97, MBIA Insured      50,000      51,469

St. Lucie County, FL, Sales Tax RB, 3.75%,
10/01/98, FGIC Insured                            120,000    119,538

St. Petersburg, FL Health Facilities Auth,
Hospital RB,(Allegheny Health -St. Anthony),
Series C, 7.75%, 01/01/98, Pre-refunded @ 102      40,000     43,736

St. Petersburg, FL Professional Sports
acility, Sales Tax RB,Series 1995, 5.00%,
10/01/00 MBIA Insured                             100,000    103,562

Seminole County, FL, Gas Tax Rfdg RB,
Series A, 5.00%, 10/01/96, FGIC Insured       25,000     25,314

Tampa, FL, Public Improv Collateralized
RB, 7.30%, 10/01/96,Yasuda Trust, Den
Danske Bank, Royal Bank of Canada, LOC       250,000    256,090

Tampa, FL Sports Auth, IDB, (Tampa Bay
Arena Project), 4.30%,04/01/99, MBIA Insured  80,000     80,554

Taylor County, FL Board Co Comm.,
Certificates of Indebtedness,5.20%, 01/01/96  85,000     85,098

Titusville, FL, Pub Improv RB, 5.75%,
10/01/99, AMBAC Insured                           150,000    158,978

Volusia County, FL School Board, Certificates
of Participation, Master Lease Program,
4.40, 08/01/01, FSA Insured                       100,000     99,742

West Palm Beach, FL Parking Facilities,
Transportation RB,Series A, 7.70%,
10/01/96, Pre-refunded @ 102                      50,000      52,709
                                                             $12,688,340
Total Municipal Bonds (Cost $12,577,605)
Total Investments  (100%) (Cost $13,277,605) $13,388,340  Summary of Ratings:
     AAA/Equivalent                          53%
     AA/Equivalent                           16%
     A/Equivalent                            19%
     BBB/Equivalent                           9%
     NR                                            3%

Average Portfolio Maturity:                  2.46 Years

30 Day Annualized Yield:                     3.87%

Portion of portfolio subject to
Federal Alternative Minimum Tax:             10.80%
THE FLORIDA TAXFREE FUNDS
Statements of Assets and Liabilities
October 31, 1995 (Unaudited)



ASSETS                                     Money Fund    ShortTerm Fund

Investments in securities, at value
 (cost $117,269,612 and $13,277,605
  respectively)                         $ 117,269,612      $ 13,388,340
Cash                                          --                201,154
Receivables:
  Interest                                    940,744           166,923
  Fund shares sold                            173,420             --
Organization costs, net of
  accumulated amortization                     25,999            25,999
     Total assets                         118,409,775        13,782,416

LIABILITIES
Payable for investment securities
  purchased                                 2,958,280           403,224
Dividend payable                              356,023            49,284
Funds advanced by custodian                   615,595              --
Funds advanced by manager                     106,579             8,193
     Total liabilities                      4,036,477           460,701

NET ASSETS
Net assets                           $  114,373,298 $        13,321,715


Number of shares outstanding              114,373,298         1,329,789

Net asset value, offering price
 and redemption price per share          $       1.00      $      10.02

See Notes To Financial StatementsTHE FLORIDA TAXFREE FUNDS
Statements of Operations
Six Months Ended October 31, 1995 (Unaudited)


                                           Money Fund    ShortTerm Fund
INVESTMENT INCOME
Income:
  Interest                               $ 2,190,414     $     276,243

Expenses:
  12b-1 fees (Note 2)                         46,240            13,478
  Investment advisory fee (Note 2)           277,097            37,356
  Custodian fees (Note 3)                     19,297             7,985
  Transfer agency fees and expenses
   (Note 2)                                   39,812             7,159
  Printing costs                               3,747               290
  Professional fees                           17,641             9,957
  Insurance                                    1,683               187
  Registration and filing fees                13,538             7,793
  Trustees' fees and expenses                  2,710               790
  Amortization of organization costs           4,260             4,260
  Other expenses                              11,271             1,228
    Total expenses                           437,296            90,483
Expense reimbursements fees (Note 2)        (320,706)          (76,239)
Custodian fees paid indirectly(Note 3)        (5,751)           (1,792)
    Net expenses                             110,839            12,452
Net investment income                     $2,079,575        $  263,791

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)
  on investments                                --              20,566
Unrealized appreciation
  (depreciation) on investments                 --             139,945
Net realized and unrealized gain
  (loss) on investments                         --             160,511
Increase in net assets from
   operations                            $ 2,079,575       $   424,302


THE FLORIDA TAXFREE FUNDS
Statements of Changes in Net Assets


                   MONEY FUND                  SHORTTERM FUND
                    Six Months                  Six Months
                      Ended           Year         Ended        Year
                    10/31/95          Ended      10/31/95       Ended
                   (Unaudited)       4/30/95   (Unaudited)     4/30/95

INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment
 income             $2,079,575    $2,996,519    $  263,791  $  469,005
Net realized gain
 (loss) on
 investments               --           (26)       20,566     (102,090)
Unrealized
 appreciation
 of investments            --                          --      139,945 120,554
Increase in net
 assets from
 operations         2,079,575     2,996,493       424,302      487,469

Dividends to
 shareholders
 from net
 investment
 income            (2,079,575)   (2,996,519)     (263,791)    (469,005)
Fund share
 transactions
 (Note 4)           8,726,660    82,130,183     2,048,205      337,293
Net increase in
 net assets         8,726,660    82,130,157     2,208,716      355,757
Net Assets:
Beginning of
 period            105,646,638    23,516,481    11,112,999   10,757,242

End of period     $114,373,298  $105,646,638   $13,321,715  $11,112,999

















THE FLORIDA TAXFREE FUNDS
Notes to Financial Statements - October 31, 1995 (Unaudited)



1.  Summary of Accounting Policies
The Florida TaxFree Money Market Fund (the "Money Fund") and The Florida TaxFree ShortTerm Fund (the "ShortTerm Fund") are series of The Hough Group of Funds (the "Trust") which was organized as a Massachusetts Business Trust on July 22, 1993. The Trust is registered as an open-end diversified management investment company and commenced operations on November 22, 1993. Each Fund is considered to be a separate entity for financial reporting and tax purposes. Their financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

Valuation of Securities
For the Money Fund, investments are stated at amortized cost.
Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

For the ShortTerm Fund, municipal obligations are stated on the basis of valuations provided by an independent pricing service approved by the Board of Trustees, which considers information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

Variable Rate Demand Notes
The Funds have invested in certain variable interest demand notes which are redeemable at specified intervals upon demand. The securities are secured as to principal and interest by bank letters of credit or corporate or insurance company guarantees. The maturity of these instruments for the purpose of calculating the portfolio's weighted average maturity is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.

Federal Income Taxes
It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its Shareholders. Therefore, no provision for federal income tax is required.

Dividends and Distributions
Dividends from investment income (excluding capital gains and losses if any) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on the sales of investments are made after the close of the Fund's fiscal year and in December and/or January, as declared by the Board of Trustees. Dividends paid from net investment income for the period ended October 31, 1995 are exempt from federal income taxes. However, certain Shareholders may be subject to the Alternative Minimum Tax (AMT).

General
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Realized gains or losses from securities transactions are recorded on the identified cost basis.

1.  Summary of Accounting Policies (Continued)

Organization Expenses
Organization expenses were advanced on behalf of the Funds by its Adviser, William R. Hough & Company (WRH). These expenses are being amortized on a straight-line basis over a five-year period. During the amortization period, the proceeds of any redemption of the original shares will be reduced by a pro rata portion of any then unamortized expenses based on the ratio of shares redeemed to the total initial shares outstanding immediately prior to redemption.

Expenses
Expenses arising in connection with each Fund are allocated directly to the respective Fund, if specifically identifiable.
Other expenses are allocated between the Funds in proportion to the relative net assets of each Fund.

2.  Investment Management Fees and Other Transactions with
Affiliate
Under its investment advisory agreements, WRH provides the Funds with investment research, advice, and supervision, and manages the business affairs of each Fund. For these services, the Money Fund and ShortTerm Fund have agreed to pay WRH a monthly fee at an annual rate of .50% and .60%, respectively, of their average net assets for the month. For the six months ended October 31, 1995, management fees totalled $277,097 and $37,356 for the Money Fund and ShortTerm Fund, respectively. The Funds also compensate WRH for services provided under a Transfer Agency and Fund Accounting Agreement at the rate of $18 per account per year. During the six month period ended October 31, 1995, fees under this agreement amounted to $18,381 and $2,394 for the Money Fund and the ShortTerm Fund, respectively. However, these and all other expenses of the Funds are being paid by WRH to the extent that they exceed .20% of each Fund's average daily net assets, and will continue to be paid at that level until notice is otherwise provided to shareholders.

The Funds have adopted Distribution and Service Plans (the "Plans") under Securities and Exchange Commission Rule 12b-1, which authorize each Fund to pay WRH up to .25% of its annual average net assets for shareholder support services or sales activities. However, the Plans are not yet in operation and the Funds have no obligation to make payments to WRH under the Plans until they become operational, subject to approval by the Board of Trustees. The amounts reported as 12b-1 fees in the Statements of Operations represent Fund distribution costs, such as advertising, printing, and dealer commissions, all of which were paid by WRH, but which would be payable by the Funds had the 12b-1 plans been operational.

During the six month period ended October 31, 1995, the Money
Fund and the ShortTerm Fund paid $345 and $474, respectively, to WRH for brokerage fees on executions of portfolio investment transactions.

Fees are paid to Trustees of the Trust at the rate of $1,200 per year plus $250 per meeting.

3.  Custodian Fees Paid Indirectly
For the six month period ended October 31, 1995, custodian fees were reduced by earnings credits of $5,751 and $1,792 on average daily cash balances for the Money Fund and ShortTerm Fund, respectively.

4.  Fund Shares
The Funds have authorized an unlimited number of shares at no par value. Capital paid in for the Money Fund and the ShortTerm Fund aggregated $114,373,324 and $13,293,049, respectively. Transactions in Fund shares for the six months ended October 31, 1995 and the year ended April 30, 1995 were as follows:

                                                MONEY FUND
                                   Six Months          Year
                                   Ended               Ended
                                   10/31/95            4/30/95

Sold                               105,709,685          233,833,318

Issued on reinvested
dividends                            2,063,371            2,664,073


Redeemed                           (99,046,396)        (154,367,208)


Net increase (decrease)              8,726,660           82,130,183

                          SHORTTERM FUND
                                   SHARES              AMOUNT
                      Six Months    Year       Six Months      Year
                        Ended       Ended        Ended         Ended
                       10/31/95     4/30/95     10/31/95      4/30/95

Sold                1,156,233    1,370,566   $11,515,536     $13,488,498

Issued on rein-
vested dividends     24,137         45,162     240,217            44,306

Redeemed             (974,589)(1,382,237) (9,707,548)(13,595,511)

Net increase
 (decrease)          205,781         33,491   2,048,205          337,293

 * All at $1.00 per share

5.  Investment Transactions
Purchases and sales/maturities of investment securities (excluding short-term securities) for the ShortTerm Fund for the six months ended October 31, 1995 were $5,228,753 and $2,638,239, respectively. At October 31, 1995, the cost of securities for federal income tax purposes was the same as that for financial reporting purposes. The aggregate gross unrealized appreciation and (depreciation) for the ShortTerm Fund was $114,957 and ($4,222), respectively. Accumulated net realized losses on investment transactions as of October 31, 1995 were $26 for the Money Fund and $82,070 for the ShortTerm Fund.

5.  Financial Highlights
                                   Money Fund

                                     Six Months               Period
Per share operating performance    Ended               Year   from
(for a share outstanding           10/31/95       Ended     11/23/93(1)
throughout the period)           (Unaudited)    4/30/95   to 4/30/94

Net asset value,
  beginning of period                  $1.00        $1.00       $1.00

Income from investment operations:
  Net investment income                 0.019    0.035           0.011
  Net realized and unrealized gain
    on investments                     --           --          --

   Total from investment operations     0.019        0.035    0.011

Less distributions:

Dividends from net investment income (0.019)        (0.035)     (0.011)

Net asset value, end of period         $1.00        $1.00       $1.00

Total return (annualized)               3.79%        3.59%       2.49%

Ratios/Supplemental Data

Net assets at end of period 000's)  $114,373     $105,647     $23,516

Ratios to Average Daily Net Assets(2)
   Expenses                             .20%         .07%        .00%

   Expenses (Before reimbursement)      .79%         .79%       1.71%

   Net Investment Income               3.75%        3.63%       2.55%

   Net Investment Income
     (Before reimbursement)            3.16%        2.91%        .84%

Portfolio turnover rate                  N/A          N/A         N/A

(1) Commencement of operations.
(2) Figures are annualized for periods less than a year. ShortTerm Fund

                                     Six Months               Period
Per share operating performance    Ended          Year      from
(for a share outstanding           10/31/95       Ended     11/23/93(1)
throughout the period)           (Unaudited)    4/30/95   to 4/30/94

Net asset value,
  beginning of period                  $9.89        $9.86      $10.00

Income from investment operations:
  Net investment income                 0.21         0.42        0.16
  Net realized and unrealized gain
    on investments                      0.13         0.03       (0.14)

   Total from investment operations     0.034        0.45        0.02

Less distributions:

Dividends from net investment income (0.21)         (0.42)      (0.16)

Net asset value, end of period        $10.02        $9.89       $9.86

Total return (annualized)               6.94%        4.66%        .49%

Ratios/Supplemental Data

Net assets at end of period 000's)   $13,322      $11,113     $10,757

Ratios to Average Daily Net Assets(2)
   Expenses                             .20%         .07%        .05%

   Expenses (Before reimbursement)     1.22%        1.25%       2.52%

   Net Investment Income               4.24%        4.25%       3.79%

   Net Investment Income
    (Before reimbursement)             3.22%        3.07%       1.32%

Portfolio turnover rate                23.6%        35.9%       10.9%

(1) Commencement of operations.
(2) Figures are annualized for periods less than a year.